Segment Reporting - Summary of Payments from/to Such Customers (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenues	$ 418,925,000	$ 244,120,000	$ 104,143,000
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	345,360,000	223,602,000	93,124,000
Rest of Countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 0	$ 0	$ 0